DERIVATIVE LIABILITIES - PREFERRED SHARES (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Change in Preferred Stock Derivative Liability	$ 4,228	$ 3,963,126	$ (3,462,104)	$ (867,741)	$ (561,684)	$ (11,227,957)